FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03759

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Variable Insurance Products Fund IV

Fund Name: VIP Telecommunications Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Variable Insurance Products Fund IV

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/13/2007 02:47:57 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
VIP Telecommunications Portfolio
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ILIAD, PARIS MEETING DATE: 05/29/2007
TICKER: -- SECURITY ID: F4958P102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD THE PROXY CARD DIRECTLY TO THE SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS AND DIRECTIONS. THE FOLLOWING APPLIES TO NON-RESIDENT SHAREOWNERS: PROXY CARDS: VOTING INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS THAT HAVE BECOME REGISTERED INTERMEDIARIES, ON THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED INTERMEDIARY, THE GLOBAL CUSTODIAN WILL SIGN THE PROX...	N/A	N/A	N/A
2	RECEIVE THE REPORTS OF THE BOARD OF DIRECTORS AND THE AUDITORS, APPROVE THE COMPANY S FINANCIAL STATEMENTS FOR THE YE 2006, AS PRESENTED, NET EARNINGS. AFTER TAXATION, FOR THE FY: EUR 77,586,950.00	Management	For	For
3	APPROVE THE RECOMMENDATIONS OF THE BOARD OF DIRECTORS AND RESOLVES THAT THE INCOME FOR THE FY BE APPROPRIATED AS FOLLOWS, INCOME FOR THE FINANCIAL YEAR, EUR 77,586,950.00 ABSORPTION OF THE PRIOR LOSSES, EUR 0.00 LEGAL RESERVE, EUR 0.00 INCREASED OF PRIOR RETAINED EARNINGS, EUR 50,149,855.00 DISTRIBUTABLE INCOME, EUR 127,736,805.00 DIVIDENDS, EUR 14,620,918.50 (I.E. EUR 0.27 FOR EACH SHARE) BALANCE, EUR 113,115,886.50, APPROPRIATE THE REMAINING EUR 113,115,886.50 TO THE RETAINED EARNINGS ACCOUNT,...	Management	For	For
4	RECEIVE THE REPORTS OF THE BOARD OF DIRECTORS AND THE AUDITORS, APPROVE THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE SAID FY, IN THE FORM PRESENTED TO THE MEETING SHOWING PROFIT OF EUR 123,900,000.00.	Management	For	For
5	APPROVE SAID REPORT AND THE AGREEMENTS REFERRED TO THEREIN, AFTER HEARING THE SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS GOVERNED BY ARTICLE L.225-38 OF THE FRENCH COMMERCIAL CODE	Management	For	For
6	APPROVE TO AWARD TOTAL ANNUAL FEES OF EUR 60,000.00 TO THE BOARD OF DIRECTORS.	Management	For	For
7	RATIFY THE CO-OPTATION OF MRS. ANTOINETTE WILLARD AS A DIRECTOR TO REPLACE MR. SHAHRIAR TAJBAKHSH FOR THE REMAINDER OF MR. SHAHRIAR TAJBAKHSH S TERM OF OFFICE, I.E. UNTIL THE SHAREHOLDERS MEETING CALLED TO APPROVE THE FINANCIAL STATEMENTS FOR THE FY 2008	Management	For	For
8	APPOINT MR. MAXIME LOMBARDINI AS DIRECTOR, FOR A 6-YEAR PERIOD.	Management	For	For
9	AUTHORIZE THE BOARD OF DIRECTORS TO BUY BACK THE COMPANY S SHARES ON THE OPEN MARKET, SUBJECT TO THE CONDITIONS DESCRIBED BELOW: MAXIMUM PURCHASE PRICE: EUR 200.00, MAXIMUM NUMBER OF SHARES TO BE ACQUIRED: 4% OF THE SHARE CAPITAL, MAXIMUM FUNDS INVESTED IN THE SHARE BUYBACKS: EUR 433,200,000.00, THIS AUTHORIZATION IS GIVEN FOR AN L8-MONTH PERIOD, TO TAKE ALL NECESSARY MEASURES AND ACCOMPLISH ALL NECESSARY FORMALITIES, THIS DELEGATION OF POWERS SUPERSEDES ANY AND ALL EARLIER DELEGATIONS TO THE SA...	Management	For	Against
10	AUTHORIZE THE BOARD OF DIRECTORS TO INCREASE ON 1 OR MORE OCCASIONS, IN FRANCE OR ABROAD, THE SHARE CAPITAL TO A MAXIMUM NOMINAL AMOUNT OF EUR 4,000,000.00, BY ISSUANCE, WITH THE SHAREHOLDERS PREFERRED SUBSCRIPTION RIGHTS MAINTAINED, OF SHARES OR SECURITIES GIVING ACCESS TO THE CAPITAL OF THE COMPANY, UNDER THE CONTROL OF A COMPANY AND RELATED COMPANIES, OR GIVING RIGHT TO THE ALLOCATION OF DEBT SECURITIES, THE PRESENT DELEGATION IS GIVEN FOR A 26-MONTH PERIOD THIS DELEGATION OF POWERS SUPERSED...	Management	For	For
11	AUTHORIZE THE BOARD OF DIRECTORS TO INCREASE ON 1 OR MORE OCCASIONS, IN FRANCE OR ABROAD, THE SHARE CAPITAL TO A MAXIMUM NOMINAL AMOUNT OF EUR 4,000,000.00, BY ISSUANCE, WITH CANCELLATION OF THE SHAREHOLDERS PREFERRED SUBSCRIPTION RIGHTS, OF SHARES OR SECURITIES GIVING ACCESS TO THE CAPITAL OF THE COMPANY, UNDER THE CONTROL OF A COMPANY AND RELATED COMPANIES, OR GIVING RIGHT TO THE ALLOCATION OF DEBT SECURITIES AND UP TO 10% OF THE SHARE CAPITAL, THE ISSUANCE PRICE OF THE SECURITIES GIVING ACCE...	Management	For	For
12	AUTHORIZE THE BOARD OF DIRECTORS TO INCREASE THE NUMBER OF SECURITIES TO BE ISSUED IN THE EVENT OF A CAPITAL INCREASE WITH OR WITHOUT PREFERENTIAL SUBSCRIPTION RIGHT OF SHAREHOLDERS, AT THE SAME PRICE AS THE INITIAL ISSUE, WITHIN 30 DAYS OF THE CLOSING OF THE SUBSCRIPTION PERIOD AND UP TO A MAXIMUM OF 15% OF THE INITIAL ISSUE, THE NOMINAL AMOUNT OF THE CAPITAL INCREASES DECIDED BY TILE PRESENT RESOLUTION SHALL COUNT AGAINST THE AMOUNT OF THE CEILING OF EUR 4,000,000.00 SET FORTH IN RESOLUTION NU...	Management	For	For
13	AUTHORIZE THE BOARD OF DIRECTORS: TO INCREASE THE SHARE CAPITAL, ON 1 OR MORE OCCASIONS, AT ITS SOLE DISCRETION, IN FAVOR OF EMPLOYEES OF THE COMPANY AND THE RELATED COMPANIES, WHO ARE MEMBERS OF A COMPANY SAVINGS PLAN THIS DELETION IS GIVEN FOR A 26-MONTH PERIOD AND FOR A NOMINAL AMOUNT THAT SHALL NOT EXCEED EUR 100,000.00; TO TAKE ALL NECESSARY MEASURES AND ACCOMPLISH ALL NECESSARY FORMALITIES; TO CHARGE THE SHARE ISSUANCE COSTS AGAINST THE RELATED PREMIUMS AND DEDUCT FROM THE PREMIUMS THE AMO...	Management	For	For
14	AUTHORIZE THE BOARD OF DIRECTORS IN ORDER TO INCREASE THE SHARE CAPITAL, IN 1 OR MORE OCCASIONS AND AT ITS SOLE DISCRETION BY A MAXIMUM NOMINAL AMOUNT OF EUR 75,000,000.00 BY WAY OF CAPITALIZING RESERVES PROFITS, PREMIUMS OR OTHER MEANS PROVIDED THAT SUCH CAPITALIZATION IS ALLOWED BY LAW AND UNDER THE BY-LAWS, BY ISSUING BONUS SHARES OR RAISING THE PAR VALUE OF EXISTING SHARES OR BY A COMBINATION OF THESE METHODS THIS AUTHORIZATION IS GIVEN FOR A 26-MONTH PERIOD; TO TAKE ALL NECESSARY MEASURES A...	Management	For	For
15	AUTHORIZE THE BOARD OF DIRECTORS TO REDUCE THE SHARE CAPITAL, ON 1 OR MORE OCCASIONS AND AT ITS SOLE DISCRETION, BY CANCELING ALL OR PART OF THE SHARES HELD BY THE COMPANY IN CONNECTION WITH A STOCK REPURCHASE PLAN, UP TO A MAXIMUM OF 10% OF THE SHARE CAPITAL OVER A 24-MONTH PERIOD THIS AUTHORIZATION IS GIVEN FOR A 26-MONTH PERIOD; TO TAKE ALL NECESSARY MEASURES AND ACCOMPLISH ALL NECESSARY FORMALITIES	Management	For	For
16	AMEND ARTICLE NUMBER 26 OF THE BYLAWS - ACCESS TO THE SHAREHOLDERS MEETINGS- POWERS	Management	For	For
17	GRANT FULL POWERS TO THE BEARER OF AN ORIGINAL A COPY OR EXTRACT OF THE MINUTES OF THIS MEETING TO CARRY OUT ALL FILINGS, PUBLICATIONS AND OTHER FORMALITIES PRESCRIBED BY LAW	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: TELEFONICA SA MEETING DATE: 05/10/2007
TICKER: -- SECURITY ID: 879382109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 365237 DUE TO RECEIPT OF DIRECTORS NAMES AND CHANGE IN MEETING DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.	N/A	N/A	N/A
2	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
3	EXAMINATION AND APPROVAL, IF APPROPRIATE, OF THE INDIVIDUAL ANNUAL ACCOUNTS, OF THE CONSOLIDATED FINANCIAL STATEMENTS (CONSOLIDATED ANNUAL ACCOUNTS) AND OF THE MANAGEMENT REPORT OF TELEFONICA, S.A. AND ITS CONSOLIDATED GROUP OF COMPANIES, AS WELL AS OF THE PROPOSED ALLOCATION OF PROFITS/LOSSES OF TELEFONICA, S.A. AND OF THE MANAGEMENT OF ITS BOARD OF DIRECTORS, ALL WITH RESPECT TO THE FISCAL YEAR 2006.	Management	For	For
4	RE-ELECTION OF MR. CESAR ALIERTA IZUEL.	Management	For	For
5	RE-ELECTION OF MR. MAXIMINO CARPIO GARCIA.	Management	For	For
6	RE-ELECTION OF MR. GONZALO HINOJOSA FERNANDEZ DE ANGULO.	Management	For	For
7	RE-ELECTION OF MR. PABLO ISLA ALVAREZ DE TEJERA.	Management	For	For
8	RE-ELECTION OF MR. ENRIQUE USED AZNAR.	Management	For	For
9	RE-ELECTION OF MR. GREGORIO VILLALABEITIA GALARRAGA.	Management	For	For
10	RATIFICATION OF THE INTERIM APPOINTMENT OF MR. JOSE MARIA ALVAREZ-PALLETE LOPEZ.	Management	For	For
11	AUTHORIZATION TO ACQUIRE THE COMPANY S OWN SHARES, EITHER DIRECTLY OR THROUGH GROUP COMPANIES.	Management	For	For
12	DELEGATION TO THE BOARD OF DIRECTORS OF THE POWER TO ISSUE DEBENTURES, BONDS, NOTES AND OTHER FIXED-INCOME SECURITIES, BE THEY SIMPLE, EXCHANGEABLE AND/OR CONVERTIBLE, WITH AN ALLOCATION IN THE LAST CASE OF THE POWER TO EXCLUDE THE PRE-EMPTIVE RIGHTS OF SHAREHOLDERS AND HOLDERS OF CONVERTIBLE SECURITIES, THE POWER TO ISSUE PREFERRED SHARES, AND THE POWER TO GUARANTEE THE ISSUANCES OF SUBSIDIARIES.	Management	For	For
13	REDUCTION IN SHARE CAPITAL BY MEANS OF THE REPURCHASE OF THE COMPANY S OWN SHARES, WITH THE EXCLUSION OF CREDITORS RIGHT TO CHALLENGE THE REPURCHASE, AND REVISING THE TEXT OF THE ARTICLE OF THE BY-LAWS RELATING TO SHARE CAPITAL.	Management	For	For
14	AMENDMENTS REGARDING THE GENERAL SHAREHOLDERS MEETING: AMENDMENT OF ARTICLE 14 (POWERS OF THE SHAREHOLDERS ACTING AT A GENERAL SHAREHOLDER MEETING); AMENDMENT OF PARAGRAPHS 1 AND 3 OF ARTICLE 15 (ORDINARY AND EXTRAORDINARY SHAREHOLDERS MEETING); AMENDMENT OF PARAGRAPH 1 OF AND ADDITION OF PARAGRAPH 4 TO ARTICLE 16 (CALL TO THE GENERAL SHAREHOLDERS MEETING); AMENDMENT OF ARTICLE 18 (SHAREHOLDERS RIGHT TO RECEIVE INFORMATION); AMENDMENT OF ARTICLE 19 (CHAIRMANSHIP OF THE MEETING AND PREPARATI...	Management	For	For
15	AMENDMENTS REGARDING PROXY-GRANTING AND VOTING BY MEANS OF LONG-DISTANCE COMMUNICATION AND REMOTE ATTENDANCE AT THE MEETING: AMENDMENT OF ARTICLE 17 (RIGHT TO ATTEND); INSERTION OF A NEW ARTICLE 17 BIS (REMOTE ATTENDANCE BY ELECTRONIC OR DATA TRANSMISSION MEANS); AND INSERTION OF A NEW ARTICLE 20 BIS (CASTING OF VOTES FROM A DISTANCE PRIOR TO THE MEETING).	Management	For	For
16	AMENDMENTS REGARDING THE BOARD OF DIRECTORS: ELIMINATION OF PARAGRAPH 4 OF ARTICLE 24 (COMPOSITION AND APPOINTMENT OF THE BOARD OF DIRECTORS); AMENDMENT OF PARAGRAPH 2 OF ARTICLE 25 (REQUIREMENTS FOR APPOINTMENT AS DIRECTOR); AMENDMENT OF ARTICLE 27 (MEETINGS, QUORUM AND ADOPTION OF RESOLUTIONS BY THE BOARD); AMENDMENT OF ARTICLE 30 (POWERS OF THE BOARD OF DIRECTORS); AND AMENDMENT OF ARTICLE 31 BIS (AUDIT AND CONTROL COMMITTEE).	Management	For	For
17	AMENDMENT OF ARTICLE 5 (POWERS OF THE SHAREHOLDERS AT THE GENERAL SHAREHOLDERS MEETING).	Management	For	For
18	AMENDMENTS RELATING TO THE CALL TO AND PREPARATION OF THE GENERAL SHAREHOLDERS MEETING: AMENDMENT OF PARAGRAPH 2 OF ARTICLE 7 (POWER AND OBLIGATION TO CALL TO MEETING); INSERTION OF A NEW SUB-SECTION 3 IN ARTICLE 8 (PUBLICATION AND NOTICE OF THE CALL TO MEETING); AMENDMENT OF SUB-SECTION 2 OF ARTICLE 9 (INFORMATION AVAILABLE TO THE SHAREHOLDERS FROM PUBLICATION OF THE NOTICE OF THE CALL TO MEETING); AMENDMENT OF SUB-SECTION 3 OF ARTICLE 10 (RIGHT TO RECEIVE INFORMATION).	Management	For	For
19	AMENDMENTS RELATING TO PROXY-GRANTING AND VOTING BY MEANS OF LONG-DISTANCE COMMUNICATION AND REMOTE ATTENDANCE AT THE MEETING: AMENDMENT OF SUB-SECTION 1 AND INSERTION OF NEW SUB-SECTIONS 5 THROUGH 7 OF ARTICLE 13 (PROXY-GRANTING AND REPRESENTATION); AMENDMENT OF SUB-SECTION 6 OF ARTICLE 15 (PREPARATION OF THE ATTENDANCE ROLL); INSERTION OF A NEW ARTICLE 17 BIS (REMOTE ATTENDANCE BY ELECTRONIC OR DATA TRANSMISSION MEANS); AND INSERTION OF A NEW ARTICLE 20 BIS (CASTING OF VOTES FROM A DISTANCE PR...	Management	For	For
20	OTHER AMENDMENTS: AMENDMENT OF ARTICLE 21 (VOTING ON THE PROPOSED RESOLUTIONS) AND AMENDMENT OF ARTICLE 24 (CONTINUATION).	Management	For	For
21	DELEGATION OF POWERS TO FORMALIZE, INTERPRET, CURE AND CARRY OUT THE RESOLUTIONS ADOPTED BY THE SHAREHOLDERS AT THE GENERAL SHAREHOLDERS MEETING.	Management	For	For
22	PLEASE NOTE THAT THIS ADDITIONAL INFORMATION IS DIRECTED TO INVESTORS: PLEASEBE ADVISED THAT ADDITIONAL INFORMATION CONCERNING TELEF NICA, S.A. CAN ALSO BE VIEWED ON THE COMPANY WEBSITE: HTTP://WWW.TELEFONICA.ES/INVESTORS/	N/A	N/A	N/A
23	PLEASE NOTE THAT THIS ADDITIONAL INFORMATION IS DIRECTED TO CUSTDIAN BANKS: PLEASE BE ADVISED THAT ADDITIONAL INFORMATION CONCERNING TELEF NICA, S.A. CAN ALSO BE VIEWED ON THE COMPANY WEBSITE: HTTP://WWW.TELEFONICA.ES/INVESTORS/	N/A	N/A	N/A
24	PLEASE NOTE THAT THIS IS A REVISION DUE TO THE MEETING BEING REVISED AS AN ISSUER PAY MEETING AND ADDITIONAL COMMENTS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: TELENOR ASA MEETING DATE: 05/15/2007
TICKER: -- SECURITY ID: R21882106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE	N/A	N/A	N/A
2	MARKET RULES REQUIRE TO DISCLOSE BENEFICIAL OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER TO LODGE YOUR VOTE	N/A	N/A	N/A
3	PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.	N/A	N/A	N/A
4	APPROVE THE NOTICE OF THE AGM	Management	Unknown	None
5	ELECT A REPRESENTATIVE TO SIGN THE MINUTES OF THE AGM TOGETHER WITH THE CHAIRMAN OF THE MEETING	Management	Unknown	None
6	APPROVE THE ANNUAL ACCOUNTS AND ANNUAL REPORT FOR THE FINANCIAL YEAR 2006 ANDTO PAY A DIVIDEND OF NOK 2.50 PER SHARE	Management	Unknown	None
7	APPROVE THE REMUNERATION TO THE COMPANY S AUDITOR	Management	Unknown	None
8	APPROVE THE BOARD S DECLARATION REGARDING THE DETERMINATION OF SALARY AND OTHER REMUNERATION TO SENIOR EMPLOYEES, PURSUANT TO SECTION 6-16A IN THE ACT RELATING TO PUBLIC LIMITED COMPANIES	Management	Unknown	None
9	APPROVE NOK 5 BILLION TRANSFER FROM SHARE PREMIUM ACCOUNT TO UNRESTRICTED SHAREHOLDER S EQUITY	Management	Unknown	None
10	GRANT AUTHORITY TO REPURCHASE UP TO 9.80% OF ISSUED SHARE CAPITAL FOR ACQUISITION OF BUSINESSES AND UP TO 0.15% OF ISSUED SHARE CAPITAL IN CONNECTION WITH THE COMPANY S EXISTIING SHARE INCENTIVE PLANS	Management	Unknown	None
11	ELECT THE SHAREHOLDERS REPRESENTATIVES AND DEPUTY SHAREHOLDER REPRESENTATIVESTO THE CORPORATE ASSEMBLY	Management	Unknown	None
12	APPROVE THE DETERMINATION OF REMUNERATION TO MEMBERS OF THE CORPORATE ASSEMBLY	Management	Unknown	None
13	ELECT THE MEMBERS TO THE ELECTION COMMITTEE	Management	Unknown	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer